Goodwill - Schedule of Changes in Carrying Amount of Goodwill (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Goodwill [Line Items]
Goodwill, Gross, Beginning balance			¥ 1,664,889	¥ 1,664,889	¥ 1,663,961
Accumulated impairment loss, Beginning balance			(96,236)	(96,236)
Goodwill, Net, Beginning balance			1,568,653	1,568,653	1,663,961
Transaction during the year
Additions	[1]				928
Impairment	[2]				(96,236)
Goodwill, Gross, Ending balance			1,664,889	1,664,889	1,664,889
Accumulated impairment loss, Ending balance			(96,236)	(96,236)	(96,236)
Goodwill, Net, Ending balance		$ 233,737	1,568,653	1,568,653	1,568,653
Cross-border Business
Goodwill [Line Items]
Goodwill, Gross, Beginning balance			96,236	96,236	96,236
Accumulated impairment loss, Beginning balance			(96,236)	(96,236)
Goodwill, Net, Beginning balance				0	96,236
Transaction during the year
Impairment	[2]				(96,236)
Goodwill, Gross, Ending balance			96,236	96,236	96,236
Accumulated impairment loss, Ending balance			(96,236)	(96,236)	(96,236)
Goodwill, Net, Ending balance					0
Domestic Business
Goodwill [Line Items]
Goodwill, Gross, Beginning balance			1,568,653	1,568,653	1,567,725
Goodwill, Net, Beginning balance			1,568,653	1,568,653	1,567,725
Transaction during the year
Additions	[1]				928
Impairment			0	0	0
Goodwill, Gross, Ending balance			1,568,653	1,568,653	1,568,653
Goodwill, Net, Ending balance			¥ 1,568,653	¥ 1,568,653	¥ 1,568,653

[1]	In October 2016, Hangzhou Juangua entered into a share purchase agreement with Hangzhou MG Co., Ltd. ("Hangzhou MG"). As of the acquisition date, the difference of RMB928 between the total consideration of RMB3,000 and fair value of Hangzhou MG's net assets of RMB2,072 was recognized in goodwill.
[2]	Goodwill impairment Goodwill is tested for impairment on an annual basis as of March 31, and in between annual tests when an event occurs or circumstances change that could indicate that the goodwill might be impaired.